Jul. 01, 2016
T. Rowe Price New York Tax-Free Money Fund

Supplement to Prospectus Dated July 1, 2016

The fund’s management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). On December 31, 2016, the annual group fee rate was 0.29%. Effective April 1, 2017, T. Rowe Price has contractually agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s management fee rate to 0.28% of the fund’s average daily net assets, through at least June 30, 2019. This contractual management fee waiver does not modify the fund’s existing contractual expense limitation, which limits the fund’s total expense ratio to 0.55% of the fund’s average daily net assets, through at least June 30, 2017.

To reflect the new contractual management fee waiver, effective April 1, 2017, the fee table and expense example on pages 8 and 9 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE
Maximum deferred sales charge (load)	NONE
Redemption fee	NONE
Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[b]
Distribution and service (12b-1) fees	—
Other expenses	0.37%
Total annual fund operating expenses	0.76%
Fee waiver/expense reimbursement	(0.21)%[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%[b,c,d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price Associates, Inc., has agreed (through June 30, 2019) to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the fund’s average daily net assets. The agreement may be terminated at any time beyond June 30, 2019, with approval by the fund’s Board of Trustees. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

c T. Rowe Price Associates, Inc., has agreed (through June 30, 2017) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.55%. The agreement may be terminated at any time beyond June 30, 2017, with approval by the fund’s Board of Trustees. Subject to shareholder approval, fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.55%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.55% (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees).

d T. Rowe The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$56	$198	$378	$900